Cover	Dec. 26, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 26, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39699
Entity Registrant Name	AEYE, INC.
Entity Central Index Key	0001818644
Entity Tax Identification Number	37-1827430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Dublin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
City Area Code	(925)
Local Phone Number	400-4366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LIDR
Security Exchange Name	NASDAQ
Warrants to receive one share of Common Stock
Title of 12(b) Security	Warrants to receive one share of Common Stock
Trading Symbol	LIDRW
Security Exchange Name	NASDAQ